UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (including $21,975,271 of securities on loan) (1)	$316,623,131
Cash	125,832
Interest receivable	2,628,611
Subscriptions receivable	3,777,689
Receivable for investments sold	646,167

Total assets	323,801,430

LIABILITIES:
Due to investment adviser	126,706
Payable upon return of securities loaned	22,411,874
Redemptions payable	253,803
Payable for investments purchased	500,000

Total liabilities	23,292,383

NET ASSETS	$300,509,047

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,319,153
Additional paid-in capital	290,770,161
Net unrealized appreciation on investments	4,833,396
Undistributed net investment income	255,145
Accumulated net realized gain on investments	2,331,192

NET ASSETS	$300,509,047

NET ASSET VALUE PER OUTSTANDING SHARE	$12.96
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	23,191,534

(1) Cost of investments in securities:	$311,789,735

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$6,997,183
Income from securities lending	803

Total income	6,997,986

EXPENSES:
Management fees	693,791

NET INVESTMENT INCOME	6,304,195

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	861,147
Change in net unrealized appreciation on investments	(1,094,807)

Net realized and unrealized loss on investments	(233,660)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,070,535

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,304,195	$12,708,406
Net realized gain on investments	861,147	1,396,128
Change in net unrealized appreciation on investments	(1,094,807)	2,242,458

Net increase in net assets resulting from operations	6,070,535	16,346,992

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,049,050)	(12,593,071)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	81,740,925	170,926,305
Reinvestment of distributions	6,049,050	12,593,071
Redemptions of shares	(61,856,361)	(173,527,448)

Net increase in net assets resulting from share transactions	25,933,614	9,991,928

Total increase in net assets	25,955,099	13,745,849

NET ASSETS:
Beginning of period	274,553,948	260,808,099

End of period (1)	$300,509,047	$274,553,948
	0	0
OTHER INFORMATION:

SHARES:
Sold	6,322,826	13,363,441
Issued in reinvestment of distributions	469,173	991,716
Redeemed	(4,791,210)	(13,615,175)

Net increase	2,000,789	739,982

(1) Including undistributed net investment income	$255,145	0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$12.96		$12.75	$12.47	$12.54	$12.83	$13.34

Income from Investment Operations

Net investment income	0.29		0.58	0.54	0.53	0.49	0.57
Net realized and unrealized gain (loss)	(0.01)		0.21	0.28	(0.07)	(0.23)	(0.14)

Total Income From Investment Operations	0.28		0.79	0.82	0.46	0.26	0.43

Less Distributions

From net investment income	(0.28)		(0.58)	(0.54)	(0.53)	(0.50)	(0.56)
From net realized gains	0.00		0.00	0.00	0.00	(0.05)	(0.38)

Total Distributions	(0.28)		(0.58)	(0.54)	(0.53)	(0.55)	(0.94)

Net Asset Value, End of Period	$12.96		$12.96	$12.75	$12.47	$12.54	$12.83

Total Return ±	2.15%	^	6.40%	6.74%	3.81%	2.10%	3.28%

Net Assets, End of Period ($000)	$300,509		$274,554	$260,808	$154,852	$143,458	$124,850

Ratio of Expenses to Average Net Assets	0.50%	*	0.50%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	4.54%	*	4.60%	4.65%	4.39%	4.09%	4.12%

Portfolio Turnover Rate	15.13%	^	31.42%	21.07%	30.49%	24.39%	81.13%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Assets
Bonds	$-	$293,701,257	$-	$293,701,257
Short-term investments	22,411,874	510,000	-	22,921,874
Total	$22,411,874	$294,211,257	$-	$316,623,131

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2009:

Description	Bonds
Beginning Balance, January 1, 2009	$532,000
Total unrealized gain (or losses)	-
Total realized gain (or losses)	39,969
Purchases, sales and corporate actions	(25,714)
Transfers into (out of) Level 3	(546,255)
Ending Balance, June 30, 2009	$-

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2009 were $7,780,377, $7,393,321 and 2.46%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $19,489,888 and $6,052,350, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $44,602,981 and $35,974,191, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $311,416,153.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,480,594 and gross depreciation of securities in which there was an excess of tax cost over value of $5,273,616 resulting in net appreciation of $5,206,978.

5.      SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, while the corresponding liability appears as “Payable upon return of securities loaned.”  As of June 30, 2009 the Portfolio had securities on loan valued at $21,975,271 and received collateral of $22,411,874 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.   DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

     The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Bond Index Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
AAA	218,087,991	68.88%
AA	12,371,735	3.91%
A	30,998,166	9.79%
BAA	30,859,896	9.75%
BA	797,111	0.25%
P-1	510,000	0.16%
Withdrawn Rating	73,750	0.02%
Not Rated	512,608	0.16%
Short Term Investments*	22,411,874	7.08%
	$316,623,131	100.00%

* Includes Securities Lending Collateral

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.34%
500,000	Boeing Co	526,412
	5.00% March 15, 2014
500,000	ITT Corp	496,581
	4.90% May 1, 2014
		$1,022,993

Agency --- 8.20%
2,000,000	Fannie Mae	2,161,710
	5.00% October 15, 2011
1,500,000	Fannie Mae	1,619,373
	4.63% October 15, 2013
700,000	Fannie Mae	760,153
	5.00% May 11, 2017
750,000	Fannie Mae	737,309
	2.50% May 15, 2014
800,000	Fannie Mae	881,807
	5.25% September 15, 2016
1,250,000	Fannie Mae	1,315,775
	3.88% July 12, 2013
1,100,000	Federal Home Loan Bank †	1,153,607
	3.88% June 14, 2013
500,000	Federal Home Loan Bank †	555,643
	5.38% May 18, 2016
300,000	Federal Home Loan Bank	331,108
	5.25% June 18, 2014
1,800,000	Freddie Mac †	1,907,059
	4.13% September 27, 2013
450,000	Freddie Mac	485,160
	4.63% October 25, 2012
1,500,000	Freddie Mac	1,542,407
	2.88% November 23, 2010
500,000	Freddie Mac	491,322
	3.75% March 27, 2019
1,000,000	Freddie Mac	1,008,755
	1.50% January 7, 2011
500,000	Freddie Mac	560,045
	5.50% July 18, 2016
900,000	Freddie Mac	969,865
	4.50% January 15, 2013
3,400,000	Freddie Mac	3,598,451
	4.75% January 18, 2011
300,000	Freddie Mac	322,513
	4.50% January 15, 2014
450,000	Freddie Mac †	534,690
	6.25% July 15, 2032
500,000	Freddie Mac	553,507
	5.25% April 18, 2016
300,000	Freddie Mac	371,913
	6.75% March 15, 2031
1,900,000	Freddie Mac †	2,070,124
	5.50% September 15, 2011
500,000	Resolution Funding Corp	698,433
	9.38% October 15, 2020
		$24,630,729

Agency - Pass Through --- 37.09%
1,048,546	Fannie Mae	1,088,020
	5.50% February 1, 2035
2,375,129	Fannie Mae	2,460,833
	5.50% November 1, 2035
1,676,161	Fannie Mae	1,714,857
	5.00% September 1, 2033
233,731	Fannie Mae	243,360
	5.00% June 1, 2018
480,729	Fannie Mae	501,183
	5.50% May 1, 2033
917,869	Fannie Mae	939,059
	5.00% July 1, 2033
3,272,362	Fannie Mae	3,411,363
	5.50% March 1, 2034
2,134,186	Fannie Mae	2,183,455
	5.00% December 1, 2033
899,906	Fannie Mae	933,406
	5.50% January 1, 2034
737,926	Fannie Mae	774,145
	6.00% April 1, 2036
297,355	Fannie Mae	315,596
	6.00% May 1, 2021
923,777	Fannie Mae	967,675
	6.00% July 1, 2036
652,731	Fannie Mae	700,914
	6.50% August 1, 2032
3,883,515	Fannie Mae	4,015,095
	5.50% April 1, 2036
31,965	Fannie Mae	33,049
	7.00% May 1, 2011
1,042,148	Fannie Mae	1,070,403
	5.00% January 1, 2024
2,968,890	Fannie Mae	3,070,917
	5.50% November 1, 2036
85,665	Fannie Mae	93,595
	8.00% November 1, 2022
387,503	Fannie Mae	416,112
	6.50% June 1, 2032
305,217	Fannie Mae	336,143
	7.00% July 1, 2032
263,544	Fannie Mae	279,110
	6.00% July 1, 2017
1,181	Fannie Mae	1,198
	8.00% June 1, 2012
397,369	Fannie Mae	420,225
	6.00% January 1, 2029
80,070	Fannie Mae	84,965
	6.50% December 1, 2013
516,575	Fannie Mae	526,315
	4.00% April 1, 2019
396,202	Fannie Mae	404,049
	5.00% February 1, 2037
278,892	Fannie Mae	295,783
	6.00% December 1, 2021
821,031	Fannie Mae	837,292
	5.00% May 1, 2037
1,121,155	Fannie Mae	1,147,038
	5.00% July 1, 2037
405,668	Fannie Mae	405,411
	4.50% October 1, 2036
624,050	Fannie Mae	665,698
	6.50% August 1, 2036
971,714	Fannie Mae	990,806
	5.00% March 1, 2039
1,490,730	Fannie Mae	1,489,551
	4.50% April 1, 2039
3,995	Fannie Mae	4,054
	8.00% December 1, 2012
767,933	Fannie Mae	793,843
	5.50% June 1, 2037
1,484,290	Fannie Mae	1,553,431
	6.00% August 1, 2037
398,409	Fannie Mae ‡	416,288
	5.44% August 1, 2037
3,127,387	Fannie Mae	3,240,236
	5.50% May 1, 2036
274,288	Fannie Mae	285,756
	5.00% October 1, 2020
665,222	Fannie Mae	679,644
	5.00% July 1, 2035
731,430	Fannie Mae	733,137
	4.50% December 1, 2034
860,680	Fannie Mae	905,076
	6.00% February 1, 2035
3,989,494	Fannie Mae	4,077,555
	5.00% September 1, 2035
376,966	Fannie Mae	385,138
	5.00% October 1, 2035
498,015	Fannie Mae	524,540
	6.00% December 1, 2035
1,235,531	Fannie Mae	1,296,173
	6.00% February 1, 2036
750,568	Fannie Mae	790,013
	6.00% June 1, 2036
366,303	Fannie Mae	384,282
	6.00% November 1, 2035
732,796	Fannie Mae	768,763
	6.00% October 1, 2035
827,652	Fannie Mae	857,517
	5.50% December 1, 2035
73,844	Freddie Mac	80,586
	7.50% May 1, 2027
800,257	Freddie Mac	836,784
	6.00% January 1, 2037
1,098,220	Freddie Mac	1,135,274
	5.50% March 1, 2037
2,210,312	Freddie Mac	2,256,850
	5.00% June 1, 2036
296,014	Freddie Mac	308,021
	5.00% May 1, 2021
924,771	Freddie Mac	966,982
	6.00% December 1, 2036
1,615,229	Freddie Mac	1,649,237
	5.00% September 1, 2035
1,168,196	Freddie Mac	1,223,612
	5.50% June 1, 2022
1,736,366	Freddie Mac	1,773,365
	4.50% May 1, 2023
1,022,846	Freddie Mac	1,057,836
	5.50% January 1, 2037
876,751	Freddie Mac	916,036
	6.00% April 1, 2038
2,438,201	Freddie Mac	2,549,492
	6.00% August 1, 2037
1,969,258	Freddie Mac	2,005,686
	5.00% June 1, 2038
400,750	Freddie Mac ‡	419,611
	5.51% March 1, 2037
601,044	Freddie Mac	628,435
	6.00% April 1, 2036
1,557,846	Freddie Mac	1,657,345
	6.50% November 1, 2037
1,632,585	Freddie Mac	1,761,923
	6.50% November 1, 2032
775,773	Freddie Mac	798,902
	5.00% September 1, 2024
610,893	Freddie Mac	639,681
	5.00% August 1, 2018
491,157	Freddie Mac	492,283
	4.00% January 1, 2021
515,973	Freddie Mac	540,449
	5.50% May 1, 2021
715,551	Freddie Mac	744,576
	5.00% April 1, 2021
751,049	Freddie Mac	786,035
	6.00% March 1, 2036
1,871,178	Freddie Mac	1,935,189
	5.50% May 1, 2036
1,298,693	Freddie Mac	1,357,971
	6.00% November 1, 2036
9,320	Freddie Mac	10,097
	7.50% August 1, 2030
1,653,914	Freddie Mac	1,715,661
	5.50% June 1, 2033
656,133	Freddie Mac	656,229
	4.50% August 1, 2033
708,647	Freddie Mac	736,723
	5.50% June 1, 2027
645,686	Freddie Mac ‡	681,815
	6.04% October 1, 2036
653,239	Freddie Mac ‡	687,211
	5.76% November 1, 2036
462,624	Freddie Mac	485,669
	5.50% February 1, 2018
483,921	Freddie Mac	508,026
	5.50% May 1, 2018
554,778	Freddie Mac	567,066
	5.00% July 1, 2034
1,984,405	Freddie Mac	1,977,874
	4.50% March 1, 2039
89,999	Freddie Mac	96,694
	6.50% April 1, 2029
551,001	Freddie Mac	572,857
	5.00% December 1, 2017
2,339,733	Freddie Mac	2,383,014
	5.00% February 1, 2039
495,025	Freddie Mac	504,133
	5.00% April 1, 2039
582,794	Freddie Mac	606,433
	5.00% December 1, 2020
714,637	Freddie Mac	738,749
	5.50% May 1, 2037
2,530,763	Freddie Mac	2,644,159
	6.00% June 1, 2038
496,324	Freddie Mac	505,455
	5.00% May 1, 2039
712,092	Freddie Mac ‡	734,710
	5.77% March 1, 2037
587,980	Freddie Mac ‡	617,698
	5.82% November 1, 2036
1,634,067	Freddie Mac ‡	1,716,560
	5.82% May 1, 2037
1,725,169	Freddie Mac	1,761,930
	4.50% March 1, 2023
1,478,892	Freddie Mac	1,510,257
	4.50% April 1, 2024
1,595,781	Freddie Mac ‡	1,654,597
	4.93% July 1, 2035
37,199	Ginnie Mae	40,227
	9.00% January 15, 2017
741,518	Ginnie Mae	768,688
	5.50% December 15, 2035
77,229	Ginnie Mae	83,936
	7.00% July 15, 2025
1,691,142	Ginnie Mae	1,726,827
	5.00% November 15, 2033
44,618	Ginnie Mae	48,325
	9.00% April 15, 2021
775,593	Ginnie Mae	801,952
	5.50% April 15, 2037
623,116	Ginnie Mae	656,277
	5.00% September 15, 2018
35,124	Ginnie Mae	38,493
	7.50% December 15, 2025
1,437,783	Ginnie Mae II	1,496,651
	6.00% January 20, 2036
1,926,136	Ginnie Mae II	1,986,540
	5.50% February 20, 2036
706,333	Ginnie Mae II	719,147
	5.00% December 20, 2035
		$111,474,908

Automobiles --- 0.17%
500,000	DaimlerChrysler NA Holding Corp	508,268
	6.50% November 15, 2013
		$508,268

Banks --- 0.78%
500,000	Bank of America NA	400,744
	6.00% October 15, 2036
500,000	US Bank NA	535,752
	6.38% August 1, 2011
500,000	Wachovia Bank NA	484,607
	4.80% November 1, 2014
500,000	Wells Fargo & Co	439,727
	5.38% February 7, 2035
500,000	Wells Fargo & Co	474,433
	5.13% September 15, 2016
		$2,335,263

Broadcast/Media --- 1.20%
500,000	Comcast Cable Communication LLC	528,307
	6.75% January 30, 2011
500,000	Cox Communications Inc	496,343
	5.45% December 15, 2014
375,000	News America Holdings Inc	427,569
	9.25% February 1, 2013
500,000	News America Inc	503,575
	5.30% December 15, 2014
500,000	Time Warner Cable Inc	560,447
	8.25% February 14, 2014
500,000	Time Warner Inc	534,873
	6.88% May 1, 2012
500,000	Walt Disney Co	549,116
	6.38% March 1, 2012
		$3,600,230

Canadian - Federal --- 0.18%
500,000	Export Development Canada	531,136
	4.50% October 25, 2012
		$531,136

Canadian - Provincial --- 0.17%
500,000	Province of Ontario	520,584
	4.38% February 15, 2013
		$520,584

Chemicals --- 0.69%
500,000	Chevron Phillips Chemical Co LLC §	511,214
	7.00% June 15, 2014
1,000,000	EI du Pont de Nemours & Co	1,040,950
	5.25% December 15, 2016
500,000	Potash Corp of Saskatchewan Inc	515,996
	5.25% May 15, 2014
		$2,068,160

Commercial Mortgage Backed --- 4.16%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,144,060
	5.30% October 12, 2042
1,000,000	Greenwich Capital Commercial Funding Corp	943,287
	4.92% January 5, 2036
1,000,000	GS Mortgage Securities Corp II	848,961
	4.75% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	963,588
	4.76% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	474,658
	4.66% July 15, 2042
674,794	JP Morgan Commercial Mortgage Finance Corp	677,314
	7.77% October 15, 2032
3,000,000	Morgan Stanley Capital I ‡ §	2,517,193
	5.80% June 13, 2042
2,000,000	Morgan Stanley Capital I ‡	1,656,320
	5.51% November 12, 2049
1,000,000	Morgan Stanley Capital I ‡	965,206
	5.18% September 15, 2042
1,826,570	Salomon Brothers Mortgage Securities VII	1,860,416
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	459,510
	4.75% February 15, 2041
		$12,510,513

Computer Hardware & Systems --- 0.26%
250,000	Hewlett-Packard Co	275,569
	6.13% March 1, 2014
400,000	International Business Machines Corp	494,235
	8.38% November 1, 2019
		$769,804

Computer Software & Services --- 0.33%
500,000	Microsoft Corp	496,372
	2.95% June 1, 2014
500,000	Oracle Corp	500,855
	3.75% July 8, 2014
		$997,227

Conglomerates --- 0.17%
500,000	General Electric Co	520,258
	5.00% February 1, 2013
		$520,258

Cosmetics & Personal Care --- 0.36%
500,000	Avon Products Inc	528,502
	5.63% March 1, 2014
500,000	Estee Lauder Co Inc	567,085
	7.75% November 1, 2013
		$1,095,587

Electric Companies --- 1.85%
500,000	Commonwealth Edison Co	519,451
	6.15% September 15, 2017
500,000	Duke Energy Carolinas	537,590
	5.75% November 15, 2013
500,000	Jersey Central Power & Light Co	467,647
	6.15% June 1, 2037
500,000	Ohio Power Co	495,833
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	518,718
	6.05% March 1, 2034
250,000	PECO Energy Co	262,196
	5.00% October 1, 2014
500,000	PPL Electric Utilities Corp	561,199
	7.13% November 30, 2013
500,000	Southwestern Electric Power Co	509,923
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	600,829
	8.75% December 1, 2018
500,000	Westar Energy Inc	523,887
	6.00% July 1, 2014
500,000	Wisconsin Electric Power Co	549,326
	6.00% April 1, 2014
		$5,546,599

Financial Services --- 3.36%
500,000	American General Finance Corp †	286,820
	5.85% June 1, 2013
500,000	American Honda Finance Corp §	504,263
	6.70% October 1, 2013
500,000	Bank of America Corp	445,214
	5.75% December 1, 2017
500,000	Bank of America Corp	516,508
	7.38% May 15, 2014
500,000	Bank of America Corp	513,287
	7.40% January 15, 2011
500,000	Bank of New York Mellon Corp	522,170
	6.38% April 1, 2012
550,000	BP Capital Markets PLC	590,321
	5.25% November 7, 2013
500,000	CIT Group Inc	296,931
	5.00% February 13, 2014
500,000	Citigroup Inc	388,307
	5.85% December 11, 2034
500,000	Citigroup Inc	438,380
	6.13% November 21, 2017
500,000	Citigroup Inc	419,159
	5.00% September 15, 2014
500,000	CME Group Inc	533,208
	5.75% February 15, 2014
250,000	General Electric Capital Corp	224,427
	6.75% March 15, 2032
500,000	General Electric Capital Corp	489,500
	5.38% October 20, 2016
1,000,000	General Electric Capital Corp	945,783
	5.63% May 1, 2018
500,000	Household Finance Corp	511,274
	6.38% October 15, 2011
500,000	HSBC Finance Corp	470,386
	5.50% January 19, 2016
500,000	John Deere Capital Corp	519,818
	5.10% January 15, 2013
500,000	JPMorgan Chase & Co	497,580
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	486,669
	6.00% October 1, 2017
500,000	National Rural Utilities Cooperative Finance Corp	510,888
	4.38% October 1, 2010
		$10,110,893

Food & Beverages --- 1.28%
500,000	Anheuser-Busch Co Inc	412,089
	5.95% January 15, 2033
250,000	Anheuser-Busch InBev Worldwide Inc §	252,230
	5.38% November 15, 2014
500,000	Bottling Group LLC	570,290
	6.95% March 15, 2014
500,000	Campbell Soup Co	491,551
	4.50% February 15, 2019
500,000	Coca-Cola Enterprises Inc	571,949
	7.38% March 3, 2014
500,000	Kellogg Co	500,420
	4.45% May 30, 2016
500,000	Kraft Foods Inc	538,870
	6.25% June 1, 2012
500,000	Wal-Mart Stores Inc	521,289
	4.50% July 1, 2015
		$3,858,688

Foreign Banks --- 0.35%
500,000	KfW Bankengruppe	528,166
	4.88% January 17, 2017
500,000	KfW Bankengruppe	520,798
	4.63% January 20, 2011
		$1,048,964

Foreign Governments --- 0.45%
500,000	Government of Italy	512,608
	4.50% January 21, 2015
300,000	Government of Italy	336,725
	6.88% September 27, 2023
500,000	Government of Mexico	504,250
	6.75% September 27, 2034
		$1,353,583

Gold, Metals & Mining --- 0.17%
500,000	BHP Billiton Finance USA Ltd	520,586
	5.25% December 15, 2015
		$520,586

Health Care Related --- 0.67%
500,000	Express Scripts Inc Class A	516,577
	5.25% June 15, 2012
500,000	Roche Holdings Inc §	522,953
	5.00% March 1, 2014
500,000	UnitedHealth Group Inc	486,367
	5.00% August 15, 2014
500,000	WellPoint Inc	473,710
	5.25% January 15, 2016
		$1,999,607

Household Goods --- 0.35%
500,000	Procter & Gamble Co	506,344
	5.55% March 5, 2037
500,000	Stanley Works	536,836
	6.15% October 1, 2013
		$1,043,180

Insurance Related --- 1.16%
500,000	Allstate Corp	420,193
	5.35% June 1, 2033
500,000	American International Group Inc	214,686
	6.25% May 1, 2036
500,000	Berkshire Hathaway Finance Corp	524,541
	5.00% August 15, 2013
1,000,000	Hartford Financial Services Group Inc	813,173
	6.30% March 15, 2018
500,000	MetLife Inc	509,028
	6.75% June 1, 2016
500,000	MetLife Inc	523,434
	6.13% December 1, 2011
500,000	Prudential Financial Inc	475,675
	6.10% June 15, 2017
		$3,480,730

Investment Bank/Brokerage Firm --- 1.73%
500,000	Bear Stearns Cos Inc	509,435
	5.70% November 15, 2014
500,000	BlackRock Inc	505,467
	6.25% September 15, 2017
500,000	Credit Suisse First Boston USA Inc	539,560
	6.50% January 15, 2012
500,000	Goldman Sachs Capital I	403,379
	6.35% February 15, 2034
500,000	Goldman Sachs Group Inc	489,575
	5.75% October 1, 2016
500,000	Goldman Sachs Group Inc	486,788
	6.15% April 1, 2018
500,000	Lehman Brothers Holdings Inc **	73,750
	4.80% March 13, 2014
500,000	Merrill Lynch & Co Inc	447,698
	6.05% May 16, 2016
500,000	Morgan Stanley	472,295
	4.75% April 1, 2014
750,000	Morgan Stanley	759,351
	6.00% May 13, 2014
500,000	Morgan Stanley	498,453
	6.63% April 1, 2018
		$5,185,751

Leisure & Entertainment --- 0.09%
250,000	Hasbro Inc	256,989
	6.13% May 15, 2014
		$256,989

Machinery --- 0.33%
500,000	Caterpillar Inc	508,528
	5.70% August 15, 2016
500,000	Dover Corp	498,828
	4.88% October 15, 2015
		$1,007,356

Medical Products --- 0.17%
500,000	Beckman Coulter Inc	523,832
	6.00% June 1, 2015
		$523,832

Oil & Gas --- 1.97%
500,000	ConocoPhillips	520,593
	4.75% February 1, 2014
500,000	ConocoPhillips	496,196
	5.90% October 15, 2032
500,000	Gulfstream Natural Gas System LLC §	523,613
	6.95% June 1, 2016
500,000	Hess Corp	541,520
	7.00% February 15, 2014
250,000	Husky Energy Inc	261,537
	5.90% June 15, 2014
500,000	Marathon Oil Corp	534,525
	6.50% February 15, 2014
500,000	PEMEX Project Funding Master Trust	452,216
	6.63% June 15, 2035
500,000	Shell International Finance	537,742
	5.63% June 27, 2011
250,000	Smith International Inc	273,683
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	268,570
	8.75% February 15, 2014
500,000	Valero Energy Corp	482,024
	6.13% June 15, 2017
500,000	Valero Energy Corp	478,422
	7.50% April 15, 2032
500,000	XTO Energy Inc	553,874
	7.50% April 15, 2012
		$5,924,515

Other Asset-Backed --- 1.07%
500,000	ACE Securities Corp §	413,368
	Series 2007-D1 Class A2
	6.34% February 25, 2038
140,000	Chase Issuance Trust	143,526
	Series CHAIT2008-A4 Class A4
	4.65% March 15, 2015
750,000	Citibank Credit Card Issuance Trust	758,438
	Series CCCIT2009-A4 Class A4
	4.90% June 23, 2016
1,000,000	Citicorp Residential Mortgage Securities Inc	763,977
	Series 2006-1 Class A6
	5.84% July 25, 2036
843,605	Countrywide Asset Backed Certificates	380,413
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	512,500
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	245,385
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$3,217,607

Paper & Forest Products --- 0.32%
500,000	International Paper Co	458,560
	5.30% April 1, 2015
500,000	Weyerhaeuser Co	500,180
	6.75% March 15, 2012
		$958,740

Personal Loans --- 0.66%
500,000	American Express Co	517,217
	7.25% May 20, 2014
500,000	American Express Co	485,519
	7.00% March 19, 2018
500,000	American Express Credit Corp	502,370
	5.00% December 2, 2010
500,000	HSBC Finance Corp	465,898
	5.00% June 30, 2015
		$1,971,004

Pharmaceuticals --- 0.53%
500,000	Pfizer Inc	537,300
	5.35% March 15, 2015
500,000	Schering-Plough Corp	532,502
	6.00% September 15, 2017
500,000	Wyeth	535,117
	5.50% February 1, 2014
		$1,604,919

Pollution Control --- 0.09%
250,000	Waste Management Inc	259,011
	6.38% March 11, 2015
		$259,011

Printing & Publishing --- 0.17%
500,000	Thomson Reuters Corp	511,488
	5.95% July 15, 2013
		$511,488

Railroads --- 1.20%
500,000	Burlington Northern Santa Fe Corp	534,906
	7.00% February 1, 2014
500,000	Canadian National Railway Co	528,325
	5.85% November 15, 2017
500,000	Canadian Pacific Railway Co	518,783
	7.25% May 15, 2019
500,000	CSX Corp	486,935
	5.60% May 1, 2017
500,000	Norfolk Southern Corp §	517,882
	5.75% January 15, 2016
500,000	Union Pacific Corp	513,177
	5.38% May 1, 2014
500,000	Union Pacific Corp	514,788
	6.63% February 1, 2029
		$3,614,796

Retail --- 0.88%
501,170	CVS Pass-Through Trust §	546,255
	7.77% January 10, 2012
500,000	Home Depot Inc	499,110
	5.40% March 1, 2016
500,000	Kroger Co	534,442
	6.20% June 15, 2012
500,000	Safeway Inc	528,386
	6.35% August 15, 2017
500,000	Target Corp	540,365
	5.88% March 1, 2012
		$2,648,558

Supranationals --- 0.18%
500,000	European Investment Bank	534,802
	5.13% September 13, 2016
		$534,802

Telephone & Telecommunications --- 1.78%
500,000	ALLTEL Corp	539,403
	7.00% March 15, 2016
500,000	AT&T Inc	514,549
	5.63% June 15, 2016
500,000	British Telecommunications PLC	554,329
	9.63% December 15, 2030
500,000	Deutsche Telekom International Finance BV	585,364
	8.25% June 15, 2030
1,000,000	Rogers Communications Inc	1,072,026
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	505,638
	6.18% June 18, 2014
500,000	Verizon New Jersey Inc	524,135
	5.88% January 17, 2012
500,000	Verizon Wireless Capital LLC §	559,254
	7.38% November 15, 2013
500,000	Vodafone Group PLC	507,837
	5.63% February 27, 2017
		$5,362,535

Transportation --- 0.17%
500,000	Ryder System Inc	501,121
	7.20% September 1, 2015
		$501,121

U.S. Governments --- 21.95%
800,000	United States of America	861,313
	4.50% November 30, 2011
1,000,000	United States of America †	1,076,719
	4.63% October 31, 2011
1,000,000	United States of America †	1,105,547
	4.88% August 15, 2016
1,100,000	United States of America †	1,205,188
	4.88% June 30, 2012
2,200,000	United States of America †	2,351,936
	3.88% October 31, 2012
1,000,000	United States of America	1,074,062
	4.13% August 31, 2012
1,000,000	United States of America	1,096,250
	4.75% August 15, 2017
1,500,000	United States of America	1,577,754
	4.50% November 15, 2010
1,000,000	United States of America	1,046,367
	4.25% October 15, 2010
500,000	United States of America †	519,609
	3.88% September 15, 2010
600,000	United States of America	652,406
	4.50% November 15, 2015
1,000,000	United States of America	1,078,672
	5.13% June 30, 2011
500,000	United States of America	535,938
	4.88% May 31, 2011
1,000,000	United States of America	1,060,117
	4.50% February 28, 2011
1,000,000	United States of America	997,070
	0.88% April 30, 2011
500,000	United States of America	483,594
	1.75% March 31, 2014
2,000,000	United States of America	1,998,282
	1.38% February 15, 2012
500,000	United States of America	485,195
	1.88% April 30, 2014
750,000	United States of America †	753,281
	3.25% May 31, 2016
1,500,000	United States of America †	1,450,785
	3.13% May 15, 2019
1,000,000	United States of America †	994,380
	1.38% May 15, 2012
1,000,000	United States of America	1,018,125
	2.50% March 31, 2013
2,400,000	United States of America	2,411,813
	3.50% February 15, 2018
2,000,000	United States of America	2,120,312
	3.63% December 31, 2012
1,500,000	United States of America	1,535,097
	2.75% July 31, 2010
1,600,000	United States of America	1,555,008
	1.75% January 31, 2014
1,000,000	United States of America	985,312
	2.00% November 30, 2013
1,500,000	United States of America †	1,525,841
	2.00% September 30, 2010
500,000	United States of America	535,977
	4.25% August 15, 2015
800,000	United States of America	974,500
	6.25% August 15, 2023
500,000	United States of America	653,359
	7.13% February 15, 2023
1,400,000	United States of America	1,839,250
	7.25% August 15, 2022
600,000	United States of America	786,094
	6.88% August 15, 2025
1,300,000	United States of America	1,648,156
	6.25% May 15, 2030
900,000	United States of America †	1,108,969
	6.13% November 15, 2027
900,000	United States of America †	1,135,969
	6.38% August 15, 2027
300,000	United States of America	421,875
	8.50% February 15, 2020
500,000	United States of America	685,547
	8.13% August 15, 2019
1,350,000	United States of America	1,692,035
	7.25% May 15, 2016
600,000	United States of America	857,625
	8.75% May 15, 2020
900,000	United States of America	1,241,719
	8.00% November 15, 2021
1,750,000	United States of America †	2,422,656
	8.13% May 15, 2021
400,000	United States of America	573,000
	8.75% August 15, 2020
1,500,000	United States of America	1,605,117
	4.00% February 15, 2014
800,000	United States of America †	864,938
	4.25% August 15, 2013
1,000,000	United States of America	1,082,188
	4.38% August 15, 2012
500,000	United States of America †	551,250
	4.75% May 15, 2014
500,000	United States of America	519,863
	4.13% August 15, 2010
2,000,000	United States of America	2,068,672
	3.88% July 15, 2010
2,400,000	United States of America	2,549,813
	4.00% February 15, 2015
500,000	United States of America	535,781
	4.75% February 15, 2037
900,000	United States of America	927,140
	4.50% February 15, 2036
700,000	United States of America	803,468
	5.38% February 15, 2031
750,000	United States of America	742,380
	4.25% May 15, 2039
2,000,000	United States of America	2,181,250
	4.88% February 15, 2012
800,000	United States of America	865,250
	5.00% August 15, 2011
500,000	United States of America	528,789
	5.75% August 15, 2010
		$65,958,603

Utilities --- 0.70%
500,000	Duke Energy Corp	523,691
	5.30% October 1, 2015
500,000	EQT Corp	535,184
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co §	525,096
	6.70% June 15, 2019
500,000	ONEOK Inc	527,169
	7.13% April 15, 2011
		$2,111,140

TOTAL BONDS --- 97.73%		$293,701,257
(Cost $288,867,861)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreement

510,000	Undivided interest of 1.57% in a joint repurchase agreement (Principal Amount/Value $32,595,000 with a maturity value of $32,595,018) with Credit Suisse, 0.02%, dated 6/30/09, to be repurchased at $510,000 on 7/01/09, collateralized by Freddie Mac, 5.50%, 8/01/35, with a value of $33,249,874.	510,000

TOTAL SHORT-TERM INVESTMENTS --- 0.17%		$510,000
(Cost $510,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
22,411,874	BNP Paribas Securities Corp	22,411,874
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 7.46%		$22,411,874
(Cost $22,411,874)

OTHER ASSETS & LIABILITIES --- (5.36%)		$(16,114,084)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%		$300,509,047
(Cost $311,789,735)

Legend

†	A portion or all of the security is on loan at June 30, 2009.
‡	Represents the current interest rate for variable rate security.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
**	Security in default at June 30, 2009.
††	Security in bankruptcy at June 30, 2009.

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Bond Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,021.45	$2.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009